Income Taxes - Significant Components of the Company's Net Deferred Tax Asset (Liability) (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Deferred Tax Assets
Allowance for credit losses	$ 1,615	$ 1,652
Accrued expenses	764	630
Federal, state and foreign net operating loss carryforwards	464	212
Partnerships and other investment assets	380	403
Pension and postretirement benefits	247	437
Stock compensation	131	143
Other deferred tax assets, net	219	208
Gross deferred tax assets	3,820	3,685
Deferred Tax Liabilities
Leasing activities	(3,026)	(3,042)
Mortgage servicing rights	(859)	(871)
Goodwill and other intangible assets	(859)	(772)
Loans	(204)	(212)
Fixed assets	(111)	(90)
Securities available-for-sale and financial instruments	(47)	(165)
Other deferred tax liabilities, net	(55)	(159)
Gross deferred tax liabilities	(5,161)	(5,311)
Valuation allowance	(137)	(101)
Net Deferred Tax Asset (Liability)	$ (1,478)	$ (1,727)